UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., Virginia Bond Fund - SEMIANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2003


[LOGO OF USAA]
   USAA(R)

             USAA VIRGINIA BOND Fund

                                            [GRAPHIC OF USAA VIRGINIA BOND FUND]

             S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

   Portfolio of Investments                                                 16

   Notes to Portfolio of Investments                                        23

   Financial Statements                                                     24

   Notes to Financial Statements                                            27

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                   ... I BELIEVE MARKET VOLATILITY WILL CONTINUE

                                     TO BE THE NORM RATHER THAN THE EXCEPTION -

[PHOTO OF CHRISTOPHER W. CLAUS]          AN EXCELLENT REASON TO HAVE USAA'S

                                           SKILLED PROFESSIONALS MANAGING

                                                    YOUR MONEY.

                                                         "
--------------------------------------------------------------------------------

                 In an effort to stimulate the economy, the Federal Reserve Board (the Fed) has tried its best to execute the mandates of its charter: to promote sustainable economic growth, a high level of employment, low inflation, and moderate long-term interest rates. In some ways, the Fed has been successful. There is some increase in the pace of economic activity, inflation appears to be under control, and long-term interest rates are relatively low.

                 However, even after lowering short-term rates 13 times (for a total of 5.5% since January 2001), companies have not responded sufficiently to create new jobs in a substantial way. This has been especially discouraging given the additional economic growth that could have resulted from tax cuts and deficit spending programs.

                 Given the current economic landscape, I expect the Fed to keep short-term interest rates low until an economic recovery really has taken hold. Assuming the current fiscal and monetary stimulus works as planned, the gross domestic product (GDP) should show a growth rate of 4% or better through 2004. (The GDP is the total market value of all goods and services produced in the United States. We haven't seen an annual growth rate of more than 4% since 1999.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 If we experience this kind of growth, I believe money market yields may rise, and I would not be surprised to see the interest rate on the five-year Treasury reach 4% and the rate on the 10-year Treasury return to 5%.

                 That said, I believe market volatility will continue to be the norm rather than the exception - an excellent reason to have USAA's skilled professionals managing your money. Our seasoned investment team works hard to deliver quality investment products to you.

                 We remain committed to providing you with our best advice, USAA service, and a variety of no-load mutual funds with competitive expense ratios and without excessive fees, sales loads, or contractual plans.

                 On behalf of all of us here at USAA, I would like to thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VIRGINIA BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and Virginia state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in long-term investment-grade Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

--------------------------------------------------------------------------------------------------
                                                                 9/30/03               3/31/03
--------------------------------------------------------------------------------------------------
Net Assets                                                   $502.8 Million        $510.3 Million
Net Asset Value Per Share                                        $11.71                $11.67
Tax-Exempt Dividends Per Share Last 12 Months                    $0.510                $0.517
Capital Gain Distributions Per Share Last 12 Months                 -                     -

--------------------------------------------------------------------------------------------------
                                                                 9/30/03               3/31/03
--------------------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity                      15.9 Years           16.3 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING IT BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/03
--------------------------------------------------------------------------------------------------

3/31/03 TO 9/30/03                                              30-DAY SEC YIELD
     2.65%**                                                         3.57%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2003

--------------------------------------------------------------------------------
                  TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS              5.70%        =          5.47%          +         0.23%
5 YEARS               5.13%        =          5.11%          +         0.02%
1 YEAR                3.95%        =          4.46%          +        -0.51%


ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2003

                      [CHART OF % RETURN]


--------------------------
       TOTAL RETURN
--------------------------

09/30/1994         -3.19%
09/30/1995         10.51%
09/30/1996          6.98%
09/30/1997          8.92%
09/30/1998          8.73%
09/30/1999         -2.20%
09/30/2000          5.60%
09/30/2001          9.69%
09/30/2002          9.03%
09/30/2003          3.95%


--------------------------
     DIVIDEND RETURN
--------------------------

09/30/1994          5.22%
09/30/1995          6.41%
09/30/1996          5.97%
09/30/1997          5.93%
09/30/1998          5.65%
09/30/1999          4.98%
09/30/2000          5.69%
09/30/2001          5.45%
09/30/2002          4.96%
09/30/2003          4.46%


--------------------------
  CHANGE IN SHARE PRICE
--------------------------

09/30/1994          -8.41
09/30/1995           4.10
09/30/1996           1.01
09/30/1997           2.99
09/30/1998           3.08
09/30/1999          -7.18
09/30/2000          -0.09
09/30/2001           4.24
09/30/2002           4.07
09/30/2003          -0.51


                        [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                     12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

               [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                   LIPPER VIRGINIA MUNICIPAL
                 USAA VIRGINIA BOND FUND              DEBT FUNDS AVERAGE
                 -----------------------           -------------------------
9/30/1994                 5.84%                              5.35%
9/30/1995                 5.82                               5.07
9/30/1996                 5.75                               4.89
9/30/1997                 5.50                               4.76
9/30/1998                 5.25                               4.50
9/30/1999                 5.48                               4.67
9/30/2000                 5.46                               4.74
9/30/2001                 5.07                               4.43
9/30/2002                 4.49                               4.05
9/30/2003                 4.36                               3.88

                                [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/94 TO 9/30/03.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LEHMAN BROTHERS          USAA           LIPPER VIRGINIA      LIPPER VIRGINIA
                     MUNICIPAL         VIRGINIA BOND       MUNICIPAL DEBT       MUNICIPAL DEBT
                    BOND INDEX             FUND             FUNDS INDEX         FUNDS AVERAGE
                  ---------------      -------------      ---------------      ---------------
Sep-93               $10000.00          $10,000.00           $10000.00            $10000.00
Oct-93                10019.22           10,050.16            10014.09             10023.87
Nov-93                 9930.77            9,943.91             9917.92              9906.39
Dec-93                10140.44           10,155.70            10109.43             10115.94
Jan-94                10256.30           10,271.33            10228.82             10235.58
Feb-94                 9990.67           10,032.46             9966.01              9953.83
Mar-94                 9583.76            9,613.15             9544.85              9517.34
Apr-94                 9665.14            9,656.74             9574.70              9542.31
May-94                 9748.79            9,685.68             9653.46              9618.43
Jun-94                 9689.16            9,613.53             9587.96              9547.26
Jul-94                 9866.90            9,785.22             9753.77              9716.36
Aug-94                 9901.10            9,826.78             9783.62              9746.98
Sep-94                 9755.85            9,681.35             9631.07              9590.88
Oct-94                 9582.63            9,480.70             9452.00              9408.05
Nov-94                 9409.12            9,260.78             9245.56              9206.98
Dec-94                 9616.25            9,514.06             9490.13              9447.71
Jan-95                 9891.21            9,846.81             9766.21              9728.45
Feb-95                10178.88           10,151.48            10061.35             10020.82
Mar-95                10295.86           10,248.90            10146.74             10111.15
Apr-95                10308.02           10,257.97            10152.54             10112.10
May-95                10636.94           10,551.55            10459.29             10429.83
Jun-95                10543.97           10,458.35            10351.52             10316.37
Jul-95                10643.72           10,529.21            10417.84             10382.18
Aug-95                10778.80           10,648.87            10523.13             10490.58
Sep-95                10846.90           10,698.91            10583.65             10548.13
Oct-95                11004.58           10,880.14            10762.72             10719.00
Nov-95                11187.41           11,060.48            10968.33             10920.78
Dec-95                11294.79           11,138.89            11089.37             11040.10
Jan-96                11380.13           11,244.02            11148.23             11099.30
Feb-96                11303.27           11,166.41            11056.21             10999.47
Mar-96                11158.87           11,024.60            10883.20             10832.07
Apr-96                11127.22           10,999.87            10843.71             10788.53
May-96                11122.98           11,012.59            10869.99             10802.10
Jun-96                11244.21           11,143.95            10979.09             10908.50
Jul-96                11345.94           11,241.76            11083.28             11008.38
Aug-96                11343.39           11,234.50            11065.91             10997.46
Sep-96                11501.92           11,445.48            11235.40             11155.17
Oct-96                11631.91           11,562.12            11340.05             11261.85
Nov-96                11844.98           11,750.61            11527.71             11454.78
Dec-96                11794.96           11,702.46            11476.67             11400.86
Jan-97                11817.28           11,715.03            11472.21             11399.24
Feb-97                11925.80           11,812.68            11564.75             11492.36
Mar-97                11766.70           11,666.03            11421.88             11353.22
Apr-97                11865.32           11,785.72            11530.78             11451.47
May-97                12043.92           11,979.46            11694.39             11612.35
Jun-97                12172.21           12,090.86            11809.86             11729.95
Jul-97                12509.33           12,439.71            12141.35             12056.21
Aug-97                12392.06           12,318.54            12017.80             11934.27
Sep-97                12539.00           12,466.10            12152.23             12065.62
Oct-97                12619.82           12,533.89            12232.17             12150.06
Nov-97                12694.14           12,631.31            12305.64             12222.18
Dec-97                12879.23           12,814.18            12478.59             12396.70
Jan-98                13012.04           12,903.47            12583.07             12501.34
Feb-98                13016.00           12,926.66            12582.97             12500.55
Mar-98                13027.58           12,964.12            12608.20             12515.86
Apr-98                12968.80           12,886.30            12540.48             12448.02
May-98                13173.96           13,087.85            12737.76             12645.42
Jun-98                13225.95           13,160.62            12786.73             12689.42
Jul-98                13259.02           13,196.08            12813.27             12712.80
Aug-98                13463.89           13,391.91            13004.72             12904.95
Sep-98                13631.74           13,553.78            13154.93             13052.95
Oct-98                13631.46           13,494.50            13113.16             13015.75
Nov-98                13679.22           13,577.22            13167.38             13057.80
Dec-98                13713.69           13,588.43            13190.52             13083.94
Jan-99                13876.74           13,725.36            13322.19             13222.01
Feb-99                13816.27           13,665.22            13257.51             13151.36
Mar-99                13835.20           13,692.67            13261.72             13155.65
Apr-99                13869.67           13,739.60            13303.81             13194.13
May-99                13789.42           13,649.73            13216.94             13109.20
Jun-99                13591.05           13,463.13            13032.77             12917.00
Jul-99                13640.50           13,472.59            13052.40             12942.02
Aug-99                13531.14           13,304.12            12909.27             12803.64
Sep-99                13536.79           13,255.14            12878.30             12778.22
Oct-99                13390.13           13,018.92            12679.28             12589.85
Nov-99                13532.55           13,107.74            12797.93             12709.05
Dec-99                13431.67           12,959.01            12673.32             12592.16
Jan-00                13373.18           12,884.31            12588.01             12505.48
Feb-00                13528.60           13,132.27            12755.62             12663.13
Mar-00                13824.18           13,418.71            13030.21             12939.74
Apr-00                13742.51           13,351.27            12960.09             12871.96
May-00                13671.02           13,266.68            12872.84             12777.59
Jun-00                14033.29           13,633.18            13196.12             13094.06
Jul-00                14228.55           13,848.74            13377.74             13272.98
Aug-00                14447.84           14,052.13            13577.37             13471.82
Sep-00                14372.67           13,997.64            13509.13             13404.40
Oct-00                14529.50           14,127.54            13635.45             13529.92
Nov-00                14639.43           14,256.02            13720.37             13611.74
Dec-00                15001.13           14,666.80            14066.60             13947.86
Jan-01                15149.77           14,721.11            14156.20             14040.13
Feb-01                15197.81           14,824.23            14240.41             14109.90
Mar-01                15334.01           14,951.31            14361.21             14229.14
Apr-01                15167.85           14,725.48            14185.57             14059.37
May-01                15331.18           14,881.02            14339.64             14204.87
Jun-01                15433.76           15,021.90            14447.58             14307.34
Jul-01                15662.37           15,275.31            14647.64             14501.66
Aug-01                15920.37           15,525.87            14881.07             14727.76
Sep-01                15866.96           15,353.34            14764.58             14630.51
Oct-01                16056.01           15,540.76            14937.64             14794.62
Nov-01                15920.65           15,429.01            14814.56             14672.29
Dec-01                15770.03           15,296.75            14681.15             14533.77
Jan-02                16043.57           15,506.27            14881.71             14738.31
Feb-02                16236.86           15,718.87            15066.58             14915.47
Mar-02                15918.67           15,405.33            14793.28             14643.75
Apr-02                16229.79           15,689.04            15032.40             14891.06
May-02                16328.42           15,782.07            15124.52             14978.69
Jun-02                16501.07           15,923.22            15247.42             15120.39
Jul-02                16713.29           16,125.20            15441.66             15311.15
Aug-02                16914.21           16,331.87            15587.35             15458.10
Sep-02                17284.67           16,743.60            15918.81             15797.41
Oct-02                16998.13           16,377.59            15596.80             15488.60
Nov-02                16927.49           16,297.56            15527.66             15408.87
Dec-02                17284.67           16,715.86            15877.13             15753.61
Jan-03                17240.87           16,606.59            15781.33             15659.57
Feb-03                17481.92           16,956.90            16036.52             15909.29
Mar-03                17492.37           16,956.67            16032.44             15905.72
Apr-03                17607.95           17,163.63            16180.99             16041.92
May-03                18020.23           17,563.72            16549.42             16411.77
Jun-03                17943.65           17,375.04            16456.46             16317.45
Jul-03                17315.76           16,687.78            15884.24             15724.62
Aug-03                17444.90           16,885.34            16009.71             15851.85
Sep-03                17957.79           17,405.79            16433.38             16280.96

                                  [END CHART]

                 DATA FROM 9/30/93 THROUGH 9/30/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA Virginia Bond Fund to the following benchmarks:

                    o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                    o The Lipper Virginia Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Virginia Municipal Debt Funds category.

                    o The Lipper Virginia Municipal Debt Funds Average, an average performance level of all Virginia municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

10

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]     ROBERT R. PARISEAU, CFA
                                  USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2003, TO SEPTEMBER 30, 2003?

                 Your USAA Virginia Bond Fund provided a total return of 2.65% versus an average of 2.39% for the 35 funds in the Lipper Virginia Municipal Debt Funds Average for the six-month period ended September 30, 2003. This compares to a 2.66% return for the Lehman Brothers Municipal Bond Index and a 2.50% return for the Lipper Virginia Municipal Debt Funds Index.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 LIPPER RATINGS FOR TOTAL RETURN REFLECT FUNDS' HISTORICAL TOTAL RETURN PERFORMANCE RELATIVE TO PEERS AS OF SEPTEMBER 30, 2003. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2003. LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF SEPTEMBER 30, 2003. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF SEPTEMBER 30, 2003. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN, CONSISTENT RETURN, TAX EFFICIENCY, AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5.

                 THE USAA VIRGINIA BOND FUND IN LIPPER'S VIRGINIA MUNICIPAL DEBT FUNDS CATEGORY WAS RATED FOR 3 YEARS AMONG 31 FUNDS, FOR 5 YEARS AMONG 30 FUNDS, AND FOR 10 YEARS AMONG 16 FUNDS FOR TOTAL RETURN; FOR 3 YEARS AMONG 31 FUNDS, FOR 5 YEARS AMONG 30 FUNDS, AND FOR 10 YEARS AMONG 13 FUNDS FOR CONSISTENT RETURN; FOR 3 YEARS AMONG 31 FUNDS, FOR 5 YEARS AMONG 30 FUNDS, AND FOR 10 YEARS AMONG 16 FUNDS FOR TAX EFFICIENCY; FOR 3 YEARS AMONG 881 FUNDS, FOR 5 YEARS AMONG 817 FUNDS, AND FOR 10 YEARS AMONG 403 FUNDS FOR EXPENSE. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
--------------------------------------------------------------------------------

                 The Fund's tax-exempt net investment income dividends over the prior 12 months produced a dividend yield of 4.36%, well above the 3.88% Lipper average.

                                            * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                       RATING(TM) OF 5 STARS IN THE MUNICIPAL SINGLE-STATE INTERMEDIATE TERM BOND FUND CATEGORY (223 FUNDS IN
                                CATEGORY) AS OF SEPTEMBER 30, 2003.

                 With respect to the municipal single-state intermediate-term bond funds, the USAA Virginia Bond Fund received a Morningstar Rating of 5 stars for each of the three-, five-, and 10-year periods among 223, 207, and 103 funds, respectively, through September 30, 2003.

                 The Fund also is listed as a Lipper Leader for total return, consistent return, tax efficiency, and expense for the three-year period ending September 30, 2003.

         [LOGO OF LIPPER    [LOGO OF LIPPER    [LOGO OF LIPPER   [LOGO OF LIPPER
             LEADER]            LEADER]            LEADER]           LEADER]
          TOTAL RETURN     CONSISTENT RETURN    TAX EFFICIENCY       EXPENSE


                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Despite the Federal Reserve Board's (the Fed's) best efforts, U.S. economic growth continues to suffer a hangover from the excess capacity of the late 1990s. Job losses persist despite tentative signs that the long-awaited recovery is taking hold. During the period, a mixed bag of economic statistics triggered considerable interest-rate volatility.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a diversified portfolio of long-term, investment-grade municipal bonds with an income orientation. Over time, income usually provides the vast majority of a bond's total return. During the period, strategy adjustments have boosted performance. I reduced the Fund's dollar-weighted average portfolio maturity (WAM) to 15.9 years and its exposure to industrial development revenue bonds. I plan to continue purchasing select medium-grade securities (BBB- and A-rated) offering attractive yields while keeping the Fund's WAM in a defensive posture.

HOW HAVE STATE BUDGET DEFICITS AFFECTED THE PORTFOLIO?

                 The commonwealth of Virginia benefits from a broad and diverse economy. Like most states, Virginia is struggling with a sluggish economy and weak tax collections. However, the state Legislature is making appropriate spending reductions, and adequate financial reserves are available. Virginia continues to be one of the few states rated AAA by all three credit rating agencies (stable outlook by Standard & Poor's Ratings; affirmed by Fitch Ratings; negative outlook by Moody's Investors Service). Of course, we will closely monitor specific credit issues, ballot initiatives, and litigation that could affect the value of your holdings.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT IS THE OUTLOOK?

                 I believe the U.S. economy has turned the corner. However, due to worldwide excess capacity and weak overseas economies, growth will be slower than investors would like. I expect interest rates to remain volatile as the economy accelerates. Fortunately, inflationary pressures are generally benign because most industries have little room to raise prices to their customers.

                 Short-term rates have fallen to historical lows--especially compared to long-term rates, which have fallen far less. Consequently, they may increase more than long-term rates once the Fed begins to raise rates. If the Fed delays raising short-term rates until next summer, longer maturities may perform relatively well, rewarding investors with considerably higher income over time.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------
To match the USAA Virginia Bond Fund's
  closing 30-day SEC yield of 3.57%,
  and assuming a Virginia state tax
  rate of 5.75% and marginal federal
  tax rates of:                         25.00%     28.00%     33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:     4.95%      5.16%      5.54%      5.71%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------------
                TOP 10 INDUSTRIES
                (% of Net Assets)
--------------------------------------------------

General Obligation                           20.5%

Hospital                                     15.7%

Water/Sewer Utility                          14.2%

Special Assessment/Tax/Fee                    8.1%

Education                                     7.5%

Airport/Port                                  6.7%

Appropriated Debt                             4.6%

Sales Tax                                     4.6%

Miscellaneous                                 4.1%

Nursing/CCRC                                  3.8%
--------------------------------------------------

 . . . C O N T I N U E D
========================--------------------------------------------------------

        PORTFOLIO RATINGS MIX
              9/30/03

[PIE CHART OF PORTFOLIO RATINGS MIX]

AA                               46%
AAA                              36%
A                                11%
BBB                               5%
ST1/ST2                           2%

          [END PIE CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. The two short-term credit ratings are ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category BBB account for 2.2% of the Fund's investments and are included in the appropriate category above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-22.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

CATEGORIES & DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (ETM)    Escrowed to final maturity.
                 (PRE)    Prerefunded to a date prior to maturity.
                 (LOC)    Enhanced by a bank letter of credit.
                 (NBGA)   Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 BAN      Bond Anticipation Notes
                 GO       General Obligation
                 IDA      Industrial Development Authority/Agency
                 MFH      Multifamily Housing
                 MLO      Municipal Lease Obligation
                 PCRB     Pollution Control Revenue Bond
                 RB       Revenue Bond

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (97.4%)

              VIRGINIA (95.3%)
              Abingdon Town IDA Hospital RB,
$   3,305       Series 1998                                           5.25%      7/01/2016     $  3,469
    2,610       Series 1998                                           5.38       7/01/2028        2,636
    2,505     Alexandria IDA Educational Facilities RB,
                Series 1999                                           5.88       1/01/2023        2,701
              Alexandria IDA RB,
    5,755       Series 2000A (INS)                                    5.90      10/01/2020        6,630
   12,480       Series 2000A (INS)                                    5.90      10/01/2030       13,999
    3,910     Arlington County Public Improvement
                Bonds GO, Series 2001                                 5.00       2/01/2020        4,121
              Biotechnology Research Park Auth. RB (MLO),
    3,215       Series 2001                                           5.00       9/01/2017        3,464
    8,065       Series 2001                                           5.00       9/01/2021        8,393
              Bristol Utility Systems RB,
    1,000       Series 2001 (INS)(ETM)                                4.60       7/15/2012        1,094
    1,500       Series 2001 (INS)(ETM)                                5.00       7/15/2021        1,615
    1,850       Series 2003 (INS)                                     5.25       7/15/2026        1,936
              Chesterfield County Health Center
                Commission Mortgage RB,
    1,500       Series 1996                                           5.95      12/01/2026        1,540
   11,675       Series 1996                                           6.00       6/01/2039       11,987
              College Building Auth. Educational
                Facilities RB,
    1,390       Series 2000 (Hampton Univ.)                           5.80       4/01/2016        1,548
    1,000       Series 2000 (Hampton Univ.)                           6.00       4/01/2020        1,114
    3,300       Series 2000A (INS)                                    5.00       9/01/2017        3,555
    6,215       Series 2000A                                          5.00       9/01/2019        6,587
    6,530       Series 2000A                                          5.00       9/01/2020        6,858
    3,125       Series 2001A                                          5.00       9/01/2017        3,367
    3,540       Series 2001A                                          5.00       9/01/2018        3,783
    3,720       Series 2001A                                          5.00       9/01/2019        3,944
              Commonwealth Transportation Board RB,
    2,000       Series 1997C (Route 58 Corridor)                      5.13       5/15/2019        2,138
   11,340       Series 1999B (Route 58 Corridor)                      5.50       5/15/2020       12,500
    2,150       Series 1999B (Route 58 Corridor)                      5.50       5/15/2022        2,342
    2,395       Series 2001A (Northern Virginia)                      5.25       5/15/2016        2,648
    2,520       Series 2001A (Northern Virginia)                      5.25       5/15/2017        2,774
    2,655       Series 2001A (Northern Virginia)                      5.25       5/15/2018        2,906
    2,000       Series 2001A (Northern Virginia)                      5.25       5/15/2020        2,157

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
$   4,390       Series 2001B (Route 58 Corridor)                      5.25%      5/15/2017     $  4,832
    3,000       Series 2001B (Route 58 Corridor)                      5.25       5/15/2018        3,284
    3,000     Covington IDA RB, Series 1994                           6.65       9/01/2018        3,092
    2,145     Danville GO, Series 2001 (INS)                          4.20       8/01/2011        2,294
    2,250     Emporia GO, Series 1995                                 5.75       7/15/2015        2,365
   15,180     Fairfax County INOVA IDA RB, Series 1996                6.00       8/15/2026       16,565
    2,000     Fairfax County Redevelopment and
                Housing Auth. MFH RB, Series 1996A                    6.00      12/15/2028        2,108
   11,000     Fairfax County Sewer RB, Series 1996 (INS)              5.88       7/15/2028       12,159
              Fairfax County Water Auth. RB,
    4,750       Series 1992                                           6.00       4/01/2022        5,353
    5,235       Series 2000                                           5.63       4/01/2025        5,691
    1,000       Series 2000                                           5.75       4/01/2030        1,103
   12,275     Fauquier County IDA Hospital RB,
                Series 2002 (INS)                                     5.25      10/01/2025       12,611
    8,750     Galax IDA Hospital RB, Series 1995 (INS)                5.75       9/01/2020        9,490
    1,000     Halifax County IDA Hospital RB, Series 1998             5.25       9/01/2017        1,014
              Hampton Convention Center RB,
    2,980       Series 2002 (INS)                                     5.25       1/15/2018        3,275
    9,030       Series 2002A (INS)                                    5.25       1/15/2023        9,550
    1,255     Hampton Redevelopment and Housing Auth.
                RB, Series 1996A                                      6.00       1/20/2026        1,281
   12,185     Hanover County IDA Hospital RB,
                Series 1995 (INS)                                     6.38       8/15/2018       15,057
    9,750     Henrico County Economic Development
                Auth. RB, Series 2002A                                5.60      11/15/2030       10,041
              Henrico County IDA Residential and
                Healthcare Facility RB,
    1,025       Series 1997                                           6.10       7/01/2020        1,042
    2,070       Series 1997                                           6.15       7/01/2026        2,094
    2,500     Henry County IDA Hospital RB,
                Series 1997 (PRE)                                     6.00       1/01/2027        2,861
    6,000     Housing Development Auth. Commonwealth
                Mortgage Bonds, Series 2001J, Subseries
                J-1 (INS)                                             5.20       7/01/2019        6,240
      980     Housing Development Auth. MFH RB,
                Series 1982A                                          9.14(a)   11/01/2017          258
    3,500     Isle of Wight County IDA RB, Series 2000A               5.85       1/01/2018        3,666
    2,000     Loudoun County GO, Series 2002A                         5.25       5/01/2022        2,133

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
$   2,000     Loudoun County IDA Hospital RB,
                Series 1995 (INS)                                     5.80%      6/01/2026     $  2,147
    1,545     Lynchburg GO Public Improvement BAN,
                Series 2000                                           5.75       6/01/2030        1,704
              Metropolitan Washington Airports Auth. RB,
    7,000       Series 1997A (INS)                                    5.38      10/01/2023        7,362
    2,505       Series 2003B (INS)(b)                                 5.25      10/01/2017        2,767
    1,690       Series 2003B (INS)(b)                                 5.25      10/01/2018        1,850
    2,000       Series 2003B (INS)(b)                                 5.25      10/01/2019        2,173
              Montgomery County IDA RB (MLO),
    2,440       Series 2000B (INS)                                    5.50       1/15/2022        2,642
    2,450       Series 2001 (INS)                                     5.25       1/15/2015        2,740
    1,065       Series 2001 (INS)                                     5.25       1/15/2019        1,160
              Newport News GO,
    3,170       Series 2000A                                          5.75       5/01/2018        3,635
    6,750       Series 2000A                                          5.75       5/01/2020        7,652
    4,060       Series 2001A, C                                       5.00       8/15/2021        4,264
    1,000       Series 2003B                                          5.00      11/01/2021        1,053
    4,810     Norfolk Airport Auth. RB,
                Series 2001A (INS)                                    5.00       7/01/2022        4,951
    1,850     Norfolk Redevelopment and Housing Auth.
                RB (MLO), Series 1999                                 5.50      11/01/2019        2,060
   11,000     Peninsula Ports Auth. RB,
                Series 1992 (NBGA)                                    7.38       6/01/2020       11,114
    2,500     Prince William County IDA Hospital RB,
                Series 1995 (PRE)                                     6.85      10/01/2025        2,831
    4,000     Prince William County Service Auth.
                Water RB, Series 1999 (INS)                           5.60       7/01/2024        4,350
    2,645     Public Building Auth. RB, Series 2001A                  5.00       8/01/2021        2,752
              Public School Auth. Financing GO,
    4,645       Series 1999B                                          6.00       8/01/2019        5,360
   10,585       Series 2000A                                          5.50       8/01/2020       11,706
    3,905       Series 2000B                                          5.00       8/01/2018        4,153
    6,300       Series 2000B                                          5.00       8/01/2019        6,661
    3,220       Series 2001A                                          5.00       8/01/2018        3,450
    7,170       Series 2001B                                          5.00       8/01/2015        7,845
    7,255       Series 2001B                                          5.00       8/01/2016        7,881
              Resources Auth. Clean Water RB,
    1,790       Series 1999                                           5.63      10/01/2022        2,006
    6,700       Series 2000                                           5.38      10/01/2021        7,357

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              Resources Auth. Infrastructure RB,
$   1,265       Series 2001A (Pooled Water Loan)                      5.00%      5/01/2019     $  1,340
    1,435       Series 2001A (Pooled Water Loan)                      5.00       5/01/2021        1,491
    2,300       Series 2002A                                          5.25       5/01/2015        2,557
              Resources Auth. Water and Sewer RB,
    7,210       Series 1996A (Suffolk)                                5.63       4/01/2027        7,813
    1,620       Series 1997 (Botetourt)                               5.30      11/01/2022        1,732
              Resources Auth. Water System RB, Gloucester,
    1,455       Series 2002                                           5.00       4/01/2014        1,621
    1,520       Series 2002                                           5.00       4/01/2015        1,683
    1,600       Series 2002                                           5.00       4/01/2016        1,759
    1,670       Series 2002                                           5.00       4/01/2017        1,823
    1,255       Series 2002                                           5.00       4/01/2018        1,359
    1,340       Series 2002                                           5.00       4/01/2019        1,441
              Richmond Convention Center Auth. RB,
    6,295       Series 2000                                           6.13       6/15/2020        7,019
   14,750       Series 2000                                           6.13       6/15/2025       16,273
    7,840     Richmond GO, Series 1999A (INS)                         5.13       1/15/2024        8,057
    4,250     Russell County IDA PCRB, Series 1990G                   7.70      11/01/2007        4,271
              Southwest Regional Jail Auth. RB,
    1,575       Series 2003 (INS)                                     5.13       9/01/2020        1,675
    1,920       Series 2003 (INS)                                     5.13       9/01/2021        2,022
    1,000     Virginia Beach Development Auth.
                Residential and Health Care Facility
                RB, Series 1997                                       6.15       7/01/2027        1,034
    7,610     Virginia Beach GO, Series 2000                          5.50       3/01/2020        8,402
    1,250     Virginia Beach Public Improvement Bonds GO,
                Series 2001                                           5.00       6/01/2018        1,342
   10,395     Virginia Beach Water and Sewer System RB,
                Series 2000                                           5.50       8/01/2025       11,136
    6,000     Williamsburg Hospital Facilities IDA RB,
                Series 1993                                           5.75      10/01/2022        6,104
      415     Winchester IDA Educational Facilities RB,
                Series 1994 (INS)                                     6.75      10/01/2019          445

              PUERTO RICO (2.1%)
    8,500     Commonwealth GO, Series 2001 (INS)                      5.00       7/01/2023        8,783
    1,315     Commonwealth Highway and Transportation
                Auth. RB, Series 2003G (INS)                          5.25       7/01/2021        1,428
                                                                                               --------
              Total fixed-rate instruments (cost: $453,948)                                     489,501
                                                                                               --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL                                                           COUPON           FINAL       MARKET
   AMOUNT     SECURITY                                                RATE        MATURITY        VALUE
-------------------------------------------------------------------------------------------------------
              PUT BOND (1.3%)

              VIRGINIA
$   6,000     Henrico County Economic Development Auth.
                RB, Series 2000 (PRE) (cost: $6,000)                  5.75%     11/15/2030     $  6,315
                                                                                               --------

              VARIABLE-RATE DEMAND NOTES (1.4%)

              VIRGINIA
    3,600     Peninsula Ports Auth. Coal Terminal RB,
                Series 1987D (LOC)                                    1.20       7/01/2016        3,600
    3,635     Richmond IDA RB, Series 2001 (LOC)                      1.23      12/01/2031        3,635
                                                                                               --------
              Total variable-rate demand notes (cost: $7,235)                                     7,235
                                                                                               --------
              TOTAL INVESTMENTS (COST: $467,183)                                               $503,051
                                                                                               ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) At September 30, 2003, the cost of securities purchased on a when-issued basis was $6,583,000.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

ASSETS

   Investments in securities, at market value (identified cost of $467,183)            $503,051
   Cash                                                                                     119
   Receivables:
      Capital shares sold                                                                    13
      Interest                                                                            7,138
                                                                                       --------
         Total assets                                                                   510,321
                                                                                       --------

LIABILITIES

   Payables:
      Securities purchased (when-issued securities of $6,583)                             6,583
      Capital shares redeemed                                                               220
      Dividends on capital shares                                                           525
   Accrued management fees                                                                  171
   Accrued transfer agent's fees                                                             18
   Other accrued expenses and payables                                                       23
                                                                                       --------
         Total liabilities                                                                7,540
                                                                                       --------
            Net assets applicable to capital shares outstanding                        $502,781
                                                                                       ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                                     $471,847
   Accumulated net realized loss on investments                                          (4,934)
   Net unrealized appreciation of investments                                            35,868
                                                                                       --------
            Net assets applicable to capital shares outstanding                        $502,781
                                                                                       ========
   Capital shares outstanding                                                            42,948
                                                                                       ========
   Authorized shares of $.01 par value                                                  120,000
                                                                                       ========
   Net asset value, redemption price, and offering price per share                     $  11.71
                                                                                       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VIRGINIA BOND FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME

   Interest income                                                         $12,596
                                                                           -------

EXPENSES

   Management fees                                                             941
   Administrative and servicing fees                                           380
   Transfer agent's fees                                                       105
   Custodian's fees                                                             59
   Postage                                                                       8
   Shareholder reporting fees                                                   12
   Directors' fees                                                               4
   Registration fees                                                             1
   Professional fees                                                            23
   Other                                                                         4
                                                                           -------
      Total expenses                                                         1,537
   Expenses paid indirectly                                                     (1)
                                                                           -------
      Net expenses                                                           1,536
                                                                           -------
NET INVESTMENT INCOME                                                       11,060
                                                                           -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                           568
   Change in net unrealized appreciation/depreciation                          981
                                                                           -------
      Net realized and unrealized gain                                       1,549
                                                                           -------
   Increase in net assets resulting from operations                        $12,609
                                                                           =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VIRGINIA BOND FUND

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2003 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2003

                                                                    9/30/2003       3/31/2003
                                                                    -------------------------
FROM OPERATIONS

   Net investment income                                            $  11,060       $  22,296
   Net realized gain (loss) on investments                                568            (178)
   Change in net unrealized appreciation/depreciation
      of investments                                                      981          25,471
                                                                    -------------------------
      Increase in net assets resulting from operations                 12,609          47,589
                                                                    -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                              (11,060)        (22,296)
                                                                    -------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                           24,358          63,702
   Dividend reinvestments                                               7,794          15,694
   Cost of shares redeemed                                            (41,256)        (61,071)
                                                                    -------------------------
      Increase (decrease) in net assets from capital
        share transactions                                             (9,104)         18,325
                                                                    -------------------------
   Net increase (decrease) in net assets                               (7,555)         43,618

NET ASSETS

   Beginning of period                                                510,336         466,718
                                                                    -------------------------
   End of period                                                    $ 502,781       $ 510,336
                                                                    =========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                          2,077           5,565
   Shares issued for dividends reinvested                                 668           1,367
   Shares redeemed                                                     (3,543)         (5,327)
                                                                    -------------------------
      Increase (decrease) in shares outstanding                          (798)          1,605
                                                                    =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Bond Fund (the
         Fund). The Fund's investment objective is to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Securities are valued each business day by a pricing service
                    (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                    by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended September 30, 2003, these fee-offset arrangements reduced the Fund's expenses by $1,000.

              E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2003, the cost of outstanding when-issued commitments for the Fund was $6,583,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

         not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2004, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2003, the Fund had capital loss carryovers of $5,496,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2008 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2003, were $34,012,000 and $22,658,000, respectively.

         The cost of securities at September 30, 2003, for federal income tax purposes, was approximately the same as that reported in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to Financial Statements
           (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of September 30, 2003, were $36,033,000 and $165,000, respectively, resulting in net unrealized appreciation of $35,868,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Virginia Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Virginia Municipal Debt Funds category.

                 The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2003, the Fund's effective base fee was 0.32% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended September 30, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $941,000, which included a performance adjustment of $126,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $380,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

                 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $105,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2003, in accordance with affiliated transaction procedures approved by the Company's
         Board of Directors, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                                        NET REALIZED
                                                         COST TO          GAIN TO
         SELLER                  PURCHASER              PURCHASER          SELLER
------------------------------------------------------------------------------------
USAA Virginia Bond Fund     USAA Long-Term Fund         $614,000           $8,000

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA BOND FUND

SEPTEMBER 30, 2003 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH
                                               PERIOD ENDED
                                               SEPTEMBER 30,                      YEAR ENDED MARCH 31,
                                               ----------------------------------------------------------------------------
                                                   2003            2003          2002          2001        2000        1999
                                               ----------------------------------------------------------------------------
Net asset value at beginning of period         $  11.67        $  11.08      $  11.29      $  10.69    $  11.52    $  11.49
                                               ----------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                            .26             .52           .55           .59         .59         .60
   Net realized and unrealized gain (loss)          .04             .59          (.21)          .60        (.83)        .03
                                               ----------------------------------------------------------------------------
Total from investment operations                    .30            1.11           .34          1.19        (.24)        .63
                                               ----------------------------------------------------------------------------
Less distributions:
   From net investment income                      (.26)           (.52)         (.55)         (.59)       (.59)       (.60)
                                               ----------------------------------------------------------------------------
Net asset value at end of period               $  11.71        $  11.67      $  11.08      $  11.29    $  10.69    $  11.52
                                               ============================================================================
Total return (%)*                                  2.65           10.16          3.02         11.45       (2.00)       5.62
Net assets at end of period (000)              $502,781        $510,336      $466,718      $432,047    $377,216    $402,352
Ratio of expenses to average net assets (%)**       .61(a,b)        .59(b)        .52(b)        .43         .43         .43
Ratio of net investment income to average net
   assets (%)**                                    4.37(a)         4.51          4.86          5.38        5.45        5.22
Portfolio turnover (%)                             4.63           14.91         35.06         30.28       24.60       10.55

 *  Assumes reinvestment of all net investment income distributions during the period.
**  For the six-month period ended September 30, 2003, average net assets were $506,384,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses, excluding any fee-offset arrangements, which decreased the Fund's expense ratios as follows:
                                                      -               -          (.02%)         N/A         N/A         N/A

 N O T E S
==========----------------------------------------------------------------------

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

36

 N O T E S
==========----------------------------------------------------------------------

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
          UNDERWRITER        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39604-1103                                   (C)2003, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE. This item must be disclosed only in annual reports with fiscal years on or after December 15, 2003.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.